Stockholders' equity - Share capital (Details) $ in Millions	Jun. 30, 2020 USD ($) shares
Stockholders' equity
Shares outstanding	5,129,910,954
Shares in treasury	154,563,828
Total issued shares	5,284,474,782
Share capital per class of shares (in millions) | $	$ 61,614
Total authorized shares	7,000,000,000
Litel Participacoes S.A. and Litela Participacoes S.A.
Stockholders' equity
Shares outstanding	594,565,564
BNDES Participaes S.A.
Stockholders' equity
Shares outstanding	323,496,276
Bradespar S.A.
Stockholders' equity
Shares outstanding	293,907,266
Mitsui & Co., Ltd
Stockholders' equity
Shares outstanding	286,347,055
Foreign investors-ADRs
Stockholders' equity
Shares outstanding	1,114,017,346
Foreign institutional investors in local market
Stockholders' equity
Shares outstanding	1,236,753,147
FMP-FGTS
Stockholders' equity
Shares outstanding	44,454,824
PIBB-Fund
Stockholders' equity
Shares outstanding	3,290,327
Institutional investors
Stockholders' equity
Shares outstanding	922,693,533
Retail investors in Brazil
Stockholders' equity
Shares outstanding	310,385,604
Brazilian Government (Golden Share)
Stockholders' equity
Shares outstanding	12
Common share
Stockholders' equity
Shares outstanding	5,129,910,942
Shares in treasury	154,563,828
Total issued shares	5,284,474,770
Share capital per class of shares (in millions) | $	$ 61,614
Total authorized shares	7,000,000,000
Common share | Litel Participacoes S.A. and Litela Participacoes S.A.
Stockholders' equity
Shares outstanding	594,565,564
Common share | BNDES Participaes S.A.
Stockholders' equity
Shares outstanding	323,496,276
Common share | Bradespar S.A.
Stockholders' equity
Shares outstanding	293,907,266
Common share | Mitsui & Co., Ltd
Stockholders' equity
Shares outstanding	286,347,055
Common share | Foreign investors-ADRs
Stockholders' equity
Shares outstanding	1,114,017,346
Common share | Foreign institutional investors in local market
Stockholders' equity
Shares outstanding	1,236,753,147
Common share | FMP-FGTS
Stockholders' equity
Shares outstanding	44,454,824
Common share | PIBB-Fund
Stockholders' equity
Shares outstanding	3,290,327
Common share | Institutional investors
Stockholders' equity
Shares outstanding	922,693,533
Common share | Retail investors in Brazil
Stockholders' equity
Shares outstanding	310,385,604
Preferred share
Stockholders' equity
Shares outstanding	12
Total issued shares	12
Preferred share | Brazilian Government (Golden Share)
Stockholders' equity
Shares outstanding	12